Note 3 - Going Concern	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Going Concern [Text Block]
3.	Going Concern:

At June 30, 2021, the Company had a working capital deficit of $17,397 and cash and cash equivalents, including restricted cash, of $12,393 and for the six months ended June 30, 2021 realized a net income of $1,682 and generated cash flow from operations of $9,347. In addition, as of June 30, 2021, the Company had remaining contractual commitments for the vessel it has contracted to acquire (M/T Eco Oceano Ca - Hull No. 871) totaling $57,143 ($51,128 of which in the first quarter of 2022) and a credit line from a company affiliated with Mr. Evangelos J. Pistiolis of $23,815 (see Note 1).

As of September 8, 13, 2021, pursuant to the purchase of the remaining 65% interest in M/T’s Julius Caesar (Hull No. 3213) and Legio X Equestris (Hull No. 3214) (the “VLCC Transaction”) (see Note 13), the Company had remaining total contractual commitments amounting to $217,293 (please see table below) and a commitment letter for a senior secured loan facility of $107,709 and an option for a credit line from a company affiliated with Mr. Evangelos J. Pistiolis of $41,615 (see Note 13). The Company expects to finance its unfinanced capital commitments with cash on hand, operational cash flow, proceeds from vessel sales, debt or equity issuances, or a combination thereof.

Period	Contractual Commitments
July 1st to December 31, 2021	44,500
January 1st to March 31st 2022	172,793
Total	217,293

In addition, the capital commitments noted above are non-recourse to the Company as the commitments are made by wholly owned subsidiaries whose performance is guaranteed by Central Mare Inc, a related party affiliated with the family of Mr. Evangelos J. Pistiolis. $6,015 of the amount payable in the last six months of 2021 (as this has been adjusted to include commitments arising from the VLCC Transaction) has been settled as of the date of issuance of these unaudited interim condensed consolidated financial statements. If the Company is unable to arrange debt or equity financing for its newbuilding vessels, it is probable that the Company may also consider selling a newbuilding contract. Therefore, the Company believes it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve months following the date of the issuance of these financial statements. Consequently, the unaudited interim condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.